Post-employment benefit plans	12 Months Ended
Dec. 31, 2022
Post-employment benefit plans [Abstract]
Post-employment benefit plans
21.	Post-employment benefit plans

The Group operates a defined contribution pension scheme for its directors and employees. The assets of the scheme are held separately from those of the Group in an independently administered fund.

The unpaid contributions outstanding at December 31, 2022 were £5,000 (2021: £23,000; 2020: £2,000). The total expense relating to these plans in the current period was £1,355,000 (2021: £1,001,000; 2020: £1,035,000).